                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02423

                         Van Kampen Corporate Bond Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 8/31

Date of reporting period: 11/30/05

Item 1. Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS NOVEMBER 30, 2005 (UNAUDITED)



PAR
AMOUNT
(000)            DESCRIPTION                                                    COUPON           MATURITY               VALUE

                 CORPORATE BONDS    84.4%
                 AEROSPACE & DEFENSE    0.9%
$          992   Raytheon Co.                                                     4.500 %        11/15/07             $      984,135
         3,310   Raytheon Co.                                                     6.150          11/01/08                  3,424,691
         1,960   Raytheon Co.                                                     8.300          03/01/10                  2,195,751
                                                                                                                  ------------------
                                                                                                                           6,604,577
                                                                                                                  ------------------

                 AUTOMOTIVE    2.3%
         2,915   DaimlerChrysler NA Holding Corp.                                 8.500          01/18/31                  3,457,694
         3,725   General Motors Acceptance Corp.                                  6.875          09/15/11                  3,369,512
        11,945   General Motors Corp.                                             8.375          07/15/33                  8,122,600
         1,480   Lear Corp.                                                       8.110          05/15/09                  1,397,113
                                                                                                                  ------------------
                                                                                                                          16,346,919
                                                                                                                  ------------------

                 BANKING    12.0%
         5,120   Bank of America Corp.                                            3.375          02/17/09                  4,888,581
         6,000   Bank of Scotland, 144A-Private Placement (United Kingdom) (a)    3.500          11/30/07                  5,851,212
         1,945   Citigroup, Inc.                                                  6.000          02/21/12                  2,037,541
         5,510   Citigroup, Inc.                                                  5.625          08/27/12                  5,664,627
           160   Citigroup, Inc.                                                  6.625          06/15/32                    176,948
         5,355   JPMorgan Chase & Co.                                             6.750          02/01/11                  5,738,980
         5,920   KeyCorp.                                                         6.750          03/15/06                  5,952,596
         6,010   Marshall & Ilsley Bank                                           3.800          02/08/08                  5,888,099
           905   MBNA America Bank NA                                             7.125          11/15/12                  1,007,487
         4,750   MBNA Corp.                                                       6.125          03/01/13                  5,012,523
         4,475   MBNA Corp. (Variable Rate Coupon)                                4.721          05/05/08                  4,514,720
         6,160   National City Bank                                               3.375          10/15/07                  5,997,930
         3,400   PNC Funding Corp.                                                5.750          08/01/06                  3,420,672
         5,855   SunTrust Banks, Inc.                                             5.050          07/01/07                  5,871,558
         6,000   U.S. Bancorp.                                                    3.950          08/23/07                  5,921,286
         2,890   Wachovia Corp.                                                   4.950          11/01/06                  2,891,737
         3,100   Wachovia Corp.                                                   3.625          02/17/09                  2,985,914
         1,690   Washington Mutual Bank FA                                        5.500          01/15/13                  1,707,088
         2,960   Washington Mutual, Inc.                                          8.250          04/01/10                  3,296,043
         5,820   Wells Fargo & Co.                                                5.125          02/15/07                  5,837,896
                                                                                                                  ------------------
                                                                                                                          84,663,438
                                                                                                                  ------------------

                 BROKERAGE    0.6%
           380   Goldman Sachs Group, Inc.                                        6.600          01/15/12                    406,804
         1,560   Goldman Sachs Group, Inc.                                        5.250          10/15/13                  1,552,450
         2,000   Lehman Brothers Holdings, Inc.                                   8.500          05/01/07                  2,093,150
                                                                                                                  ------------------
                                                                                                                           4,052,404
                                                                                                                  ------------------

                 BUILDING MATERIALS    0.5%
         3,380   Masco Corp.                                                      4.625          08/15/07                  3,355,492
                                                                                                                  ------------------

                 CHEMICALS    0.8%
         5,645   Sealed Air Corp., 144A-Private Placement (a)                     5.625          07/15/13                  5,526,444
                                                                                                                  ------------------

                 CONSTRUCTION MACHINERY    0.8%
         5,460   Caterpillar Financial Services Corp., Ser F                      3.625          11/15/07                  5,336,293
                                                                                                                  ------------------

                 CONSUMER PRODUCTS    1.2%
         3,950   Cendant Corp.                                                    6.250          01/15/08                  4,020,788
         4,725   Clorox Co. (Variable Rate Coupon)                                3.982          12/14/07                  4,735,352
                                                                                                                  ------------------
                                                                                                                           8,756,140
                                                                                                                  ------------------

                 DIVERSIFIED MANUFACTURING    3.7%
         3,285   Brascan Corp. (Canada)                                           7.125          06/15/12                  3,579,458
         2,260   Cooper Industries, Inc.                                          5.250          07/01/07                  2,271,060
         2,275   Cooper Industries, Inc., 144A-Private Placement (a)              5.250          11/15/12                  2,283,670
         1,450   Hutchison Whampoa International Ltd.,                            5.450          11/24/10                  1,462,134
                 144A-Private Placement (Cayman Islands) (a)
         1,880   Hutchison Whampoa International Ltd., 144A-Private Placement     6.500          02/13/13                  1,983,588
                 Cayman Islands (a)
         3,000   Textron Financial Corp.                                          2.690          10/03/06                  2,951,313
           475   Tyco International Group SA (Luxembourg)                         5.800          08/01/06                    476,668
         6,200   Tyco International Group SA (Luxembourg)                         6.125          11/01/08                  6,328,011
         5,050   United Technologies Corp.                                        4.375          05/01/10                  4,958,610
                                                                                                                  ------------------
                                                                                                                          26,294,512
                                                                                                                  ------------------

                 ELECTRIC    7.4%
         5,250   Ameren Corp.                                                     4.263          05/15/07                  5,183,782
         2,325   Arizona Public Service Co.                                       6.750          11/15/06                  2,358,898
         4,435   Arizona Public Service Co.                                       5.800          06/30/14                  4,563,495
         2,155   Carolina Power & Light Co.                                       6.800          08/15/07                  2,217,273
         2,381   CC Funding Trust I                                               6.900          02/16/07                  2,430,594
         1,560   Cincinnati Gas & Electric Co.                                    5.700          09/15/12                  1,594,735
         1,495   Detroit Edison Co.                                               6.125          10/01/10                  1,559,587
         2,690   Duquesne Light Co., Ser O                                        6.700          04/15/12                  2,910,026
           320   Duquesne Light Co., Ser Q                                        5.700          05/15/14                    327,235
         2,265   Entergy Gulf States, Inc.                                        3.600          06/01/08                  2,176,269
         4,395   Entergy Gulf States, Inc. (Variable Rate Coupon)                 4.270          12/01/09                  4,322,658
         1,440   Entergy Gulf States, Inc., 144A-Private                          5.207          12/08/08                  1,440,000
                 Placement (Variable Rate Coupon) (a) (b)
         3,835   Exelon Corp.                                                     6.750          05/01/11                  4,074,120
         3,415   FPL Group Capital, Inc.                                          3.250          04/11/06                  3,398,338
           560   Indianapolis Power & Light Co., 144A-Private Placement (a)       6.300          07/01/13                    588,368
         1,930   Monongahela Power Co.                                            5.000          10/01/06                  1,929,956
         5,550   NiSource Finance Corp. (Variable Rate Coupon)                    4.950          11/23/09                  5,573,837
         3,080   Pacific Gas & Electric Co.                                       6.050          03/01/34                  3,122,809
           590   PSEG Energy Holdings                                             7.750          04/16/07                    604,750
         1,400   PSEG Energy Holdings                                             8.625          02/15/08                  1,461,250
           590   TXU Corp., Ser J                                                 6.375          06/15/06                    596,528
                                                                                                                  ------------------
                                                                                                                          52,434,508
                                                                                                                  ------------------

                 ENTERTAINMENT    0.6%
         4,237   Time Warner, Inc.                                                6.150          05/01/07                  4,304,750
                                                                                                                  ------------------

                 ENVIRONMENTAL & FACILITIES SERVICES    0.9%
         1,220   Waste Management, Inc.                                           7.000          10/15/06                  1,239,187
         3,223   Waste Management, Inc.                                           6.875          05/15/09                  3,400,500
         1,745   Waste Management, Inc.                                           7.375          08/01/10                  1,898,105
                                                                                                                  ------------------
                                                                                                                           6,537,792
                                                                                                                  ------------------

                 FOOD/BEVERAGE    2.9%
         2,750   Coca-Cola Enterprises, Inc.                                      5.375          08/15/06                  2,762,534
           140   ConAgra, Inc.                                                    8.250          09/15/30                    170,442
         4,285   FBG Finance, Ltd., 144A-Private Placement (Australia) (a)        5.125          06/15/15                  4,159,882
         4,000   General Mills, Inc.                                              3.875          11/30/07                  3,920,680
         3,145   Kraft Foods, Inc.                                                5.625          11/01/11                  3,216,187
         6,015   Miller Brewing Co., 144A-Private Placement (a)                   4.250          08/15/08                  5,901,335
                                                                                                                  ------------------
                                                                                                                          20,131,060
                                                                                                                  ------------------

                 GAMING    0.3%
         1,930   Harrahs Operating Co., Inc.                                      5.625          06/01/15                  1,881,594
                                                                                                                  ------------------

                 HEALTHCARE    4.7%
         4,835   Aetna, Inc.                                                      7.375          03/01/06                  4,865,407
         1,135   Aetna, Inc.                                                      7.875          03/01/11                  1,271,582
         1,815   Amerisourcebergen Corp., 144A-Private Placement (a)              5.625          09/15/12                  1,819,537
         4,420   Baxter Finance Co., 144A-Private Placement (Netherlands) (a)     4.750          10/15/10                  4,349,952
           465   HCA, Inc.                                                        7.875          02/01/11                    497,695
         3,610   HCA, Inc.                                                        6.300          10/01/12                  3,604,401
           365   HCA, Inc.                                                        9.000          12/15/14                    424,391
         1,010   HCA, Inc.                                                        7.190          11/15/15                  1,058,093
         5,365   Health Net, Inc.                                                 9.875          04/15/11                  6,252,800
         1,435   Tenet Healthcare Corp.                                           7.375          02/01/13                  1,313,025
         1,840   UnitedHealth Group, Inc.                                         5.200          01/17/07                  1,841,152
         2,000   Wellpoint, Inc.                                                  6.375          06/15/06                  2,016,714
         2,410   Wellpoint, Inc.                                                  3.750          12/14/07                  2,355,541
         1,510   Wellpoint, Inc.                                                  4.250          12/15/09                  1,467,783
                                                                                                                  ------------------
                                                                                                                          33,138,073
                                                                                                                  ------------------

                 INDEPENDENT ENERGY    0.4%
         1,550   Kerr-McGee Corp.                                                 5.875          09/15/06                  1,566,128
         1,540   Kerr-McGee Corp.                                                 6.625          10/15/07                  1,582,624
                                                                                                                  ------------------
                                                                                                                           3,148,752
                                                                                                                  ------------------

                 INTEGRATED ENERGY    2.5%
         1,880   Consumers Energy Co., Ser F                                      4.000          05/15/10                  1,777,102
         2,035   Consumers Energy Co., Ser H                                      4.800          02/17/09                  2,002,265
           995   Pemex Project Funding Master Trust                               9.125          10/13/10                  1,146,738
         3,410   Pemex Project Funding Master Trust                               8.000          11/15/11                  3,819,200
         3,400   Pemex Project Funding Master Trust                               7.375          12/15/14                  3,758,700
         2,535   Pemex Project Funding Master Trust                               8.625          02/01/22                  3,099,037
         1,905   Petro-Canada (Canada)                                            5.350          07/15/33                  1,720,609
                                                                                                                  ------------------
                                                                                                                          17,323,651
                                                                                                                  ------------------

                 LIFE INSURANCE    3.8%
           830   AXA Financial, Inc.                                              6.500          04/01/08                    860,913
         6,515   Marsh & McLennan Cos., Inc.                                      5.875          08/01/33                  6,053,666
           190   Metlife, Inc.                                                    6.125          12/01/11                    200,587
         2,730   Monumental Global Funding II, 144A-Private Placement (a)         3.850          03/03/08                  2,668,957
           920   Nationwide Financial Services, Inc.                              6.250          11/15/11                    977,676
         6,400   Principal Life Global Funding I, 144A-Private Placement (a)      5.125          06/28/07                  6,404,563
         3,400   Prudential Funding LLC., 144A-Private Placement (a)              6.600          05/15/08                  3,538,914
           465   Prudential Hldgs LLC, Ser B, 144A-Private Placement (a)          7.245          12/18/23                    548,883
         5,595   Xlliac Global Funding, 144A-Private Placement (a)                4.800          08/10/10                  5,512,933
                                                                                                                  ------------------
                                                                                                                          26,767,092
                                                                                                                  ------------------

                 LODGING    0.5%
         2,755   Hyatt Equities, LLC, 144A-Private Placement (a)                  6.875          06/15/07                  2,814,467
         1,005   Starwood Hotels & Resorts Worldwide, Inc.                        7.375          05/01/07                  1,036,406
                                                                                                                  ------------------
                                                                                                                           3,850,873
                                                                                                                  ------------------

                 MEDIA-CABLE    1.6%
         4,455   Comcast Cable Communications, Inc.                               8.375          05/01/07                  4,656,673
         2,625   Comcast Cable Communications, Inc.                               6.750          01/30/11                  2,777,358
           240   Comcast Cable Communications, Inc.                               7.125          06/15/13                    260,341
         2,315   Echostar DBS Corp.                                               6.375          10/01/11                  2,251,338
         1,205   Echostar DBS Corp.                                               6.625          10/01/14                  1,168,850
                                                                                                                  ------------------
                                                                                                                          11,114,560
                                                                                                                  ------------------

                 MEDIA-NONCABLE    1.9%
         2,415   Interpublic Group of Cos., Inc.                                  5.400          11/15/09                  2,209,725
         2,865   Knight Ridder, Inc.                                              5.750          09/01/17                  2,513,261
         2,600   News America Holdings, Inc.                                      8.875          04/26/23                  3,220,201
           510   News America, Inc.                                               7.125          04/08/28                    542,742
           795   News America, Inc.                                               7.300          04/30/28                    862,228
           900   News America, Inc.                                               7.280          06/30/28                    973,724
         3,150   WPP Finance Corp. (United Kingdom)                               5.875          06/15/14                  3,181,462
                                                                                                                  ------------------
                                                                                                                          13,503,343
                                                                                                                  ------------------

                 NATURAL GAS DISTRIBUTORS    0.4%
         2,775   Sempra Energy                                                    4.621          05/17/07                  2,757,887
                                                                                                                  ------------------

                 NATURAL GAS PIPELINES    1.5%
         2,230   Consolidated Natural Gas Co., Ser A                              5.000          12/01/14                  2,169,748
         3,530   Consolidated Natural Gas Co., Ser C                              6.250          11/01/11                  3,711,986
         2,115   Ras Laffan Liquefied Natural Gas Co., Ltd.,
                 144A-Private Placement (Qatar) (a)                               8.294          03/15/14                  2,459,240
         2,080   Texas Eastern Transmission Corp.                                 7.000          07/15/32                  2,386,625
                                                                                                                  ------------------
                                                                                                                          10,727,599
                                                                                                                  ------------------

                 NONCAPTIVE-CONSUMER FINANCE    5.5%
         4,660   American Express Co.                                             5.500          09/12/06                  4,686,991
         1,520   American General Finance Corp.                                   4.625          05/15/09                  1,501,137
         4,500   American General Finance Corp.                                   4.625          09/01/10                  4,396,932
         6,920   Countrywide Home Loans, Inc.                                     3.250          05/21/08                  6,637,394
         1,000   HSBC Finance Corp.                                               7.875          03/01/07                  1,035,283
           800   HSBC Finance Corp.                                               4.125          12/15/08                    780,199
         1,175   HSBC Finance Corp.                                               4.125          11/16/09                  1,136,028
         4,700   HSBC Finance Corp.                                               6.750          05/15/11                  5,055,362
           915   HSBC Finance Corp.                                               6.375          10/15/11                    968,377
         8,335   Residential Capital Corp.                                        6.375          06/30/10                  8,409,857
         4,660   SLM Corp.                                                        4.000          01/15/10                  4,469,527
                                                                                                                  ------------------
                                                                                                                          39,077,087
                                                                                                                  ------------------

                 NONCAPTIVE-DIVERSIFIED FINANCE    4.2%
         1,165   CIT Group, Inc.                                                  7.375          04/02/07                  1,201,978
           940   CIT Group, Inc.                                                  3.650          11/23/07                    918,468
         1,545   CIT Group, Inc.                                                  4.750          08/15/08                  1,538,409
         6,000   General Electric Capital Corp., Ser A                            4.250          01/15/08                  5,932,452
         5,440   General Electric Capital Corp., Ser A                            5.875          02/15/12                  5,701,713
         2,235   General Electric Capital Corp., Ser A                            4.750          09/15/14                  2,184,677
         3,845   General Electric Capital Corp., Ser A                            6.750          03/15/32                  4,434,558
         1,020   International Lease Finance Corp.                                3.750          08/01/07                  1,001,119
         7,115   Nationwide Building Society, 144A-Private
                 Placement (United Kingdom) (a)                                   4.250          02/01/10                  6,917,886
                                                                                                                  ------------------
                                                                                                                          29,831,260
                                                                                                                  ------------------

                 OIL FIELD SERVICES    0.1%
           960   Panhandle Eastern Pipe Line Co., Ser B                           2.750          03/15/07                    934,187
                                                                                                                  ------------------

                 PAPER    2.3%
         2,465   Abitibi-Consolidated, Inc. (Canada)                              8.550          08/01/10                  2,532,788
         4,105   Abitibi-Consolidated, Inc. (Canada)                              8.850          08/01/30                  3,632,925
         7,945   Bowater Canada Finance (Canada)                                  7.950          11/15/11                  7,865,550
         1,915   Sappi Papier Hldg AG, 144A-Private Placement
                 (Austria) (a)                                                    6.750          06/15/12                  1,834,930
                                                                                                                  ------------------
                                                                                                                          15,866,193
                                                                                                                  ------------------

                 PHARMACEUTICALS    0.3%
         2,000   Abbott Laboratories                                              5.625          07/01/06                  2,011,876
                                                                                                                  ------------------

                 PROPERTY & CASUALTY    4.3%
         3,910   AIG Sunamerica Global Financial, 144A-Private
                 Placement (a)                                                    6.300          05/10/11                  4,147,169
         4,710   Farmers Exchange Capital, 144A-Private
                 Placement (a)                                                    7.050          07/15/28                  4,805,655
         2,721   Farmers Insurance Exchange Surplus, 144A-
                 Private Placement (a)                                            8.625          05/01/24                  3,238,646
           575   Hartford Financial Services Group, Inc.                          2.375          06/01/06                    568,511
         4,610   Mantis Reef Ltd., 144A-Private Placement
                 (Australia) (a)                                                  4.692          11/14/08                  4,522,041
         3,495   Platinum Underwriters Finance, Inc. Ser B                        7.500          06/01/17                  3,448,800
         3,055   Platinum Underwriters Hldgs, Ltd., 144A-
                 Private Placement (Bermuda) (a)                                  6.371          11/16/07                  3,067,220
         4,140   St. Paul Travelers Cos., Inc.                                    5.010          08/16/07                  4,126,470
         2,290   Two-Rock Pass Through Trust, 144A-Private
                 Placement (Variable Rate Coupon)
                 (Bermuda) (a)                                                    5.270          02/11/49                  2,277,428
                                                                                                                  ------------------
                                                                                                                          30,201,940
                                                                                                                  ------------------

                 RAILROADS    2.3%
         3,240   Burlington Northern Santa Fe Corp.                               6.125          03/15/09                  3,351,657
         1,670   Burlington Northern Santa Fe Railway Co.                         4.575          01/15/21                  1,609,205
         1,500   CSX Corp.                                                        6.750          03/15/11                  1,608,251
         1,649   Norfolk Southern Corp.                                           7.350          05/15/07                  1,704,505
         7,375   Union Pacific Corp.                                              6.625          02/01/08                  7,628,818
                                                                                                                  ------------------
                                                                                                                          15,902,436
                                                                                                                  ------------------

                 REAL ESTATE INVESTMENT TRUSTS    0.5%
           525   EOP Operating LP                                                 4.750          03/15/14                    494,261
           765   EOP Operating LP                                                 7.875          07/15/31                    890,497
         1,945   Reckson Operating Partnership LP                                 5.150          01/15/11                  1,914,376
                                                                                                                  ------------------
                                                                                                                           3,299,134
                                                                                                                  ------------------

                 REFINING    0.0%
           250   Vintage Petroleum, Inc.                                          7.875          05/15/11                    262,500
                                                                                                                  ------------------

                 RETAIL    1.8%
           465   CVS Corp.                                                        5.625          03/15/06                    466,004
           800   CVS Corp.                                                        3.875          11/01/07                    785,511
         2,000   Federated Department Stores, Inc.                                6.625          09/01/08                  2,074,290
         1,500   Federated Department Stores, Inc.                                6.300          04/01/09                  1,550,760
         2,910   Limited Brands, Inc.                                             6.950          03/01/33                  2,814,814
         2,970   May Department Stores Co.                                        5.950          11/01/08                  3,037,532
         1,965   Penney J.C. Co., Inc.                                            7.400          04/01/37                  2,107,333
                                                                                                                  ------------------
                                                                                                                          12,836,244
                                                                                                                  ------------------

                 SUPERMARKETS    1.0%
         1,800   Kroger Co.                                                       7.250          06/01/09                  1,893,222
         3,410   Kroger Co.                                                       7.500          04/01/31                  3,570,836
         1,465   Safeway, Inc.                                                    7.250          02/01/31                  1,521,156
                                                                                                                  ------------------
                                                                                                                           6,985,214
                                                                                                                  ------------------

                 TECHNOLOGY    0.8%
         3,450   Hewlett-Packard Co.                                              5.750          12/15/06                  3,477,693
         1,960   LG Electronics, Inc., 144A-Private Placement
                 (Republic of Korea) (a)                                          5.000          06/17/10                  1,913,750
                                                                                                                  ------------------
                                                                                                                           5,391,443
                                                                                                                  ------------------

                 TEXTILE    0.9%
         2,845   Mohawk Industries, Inc., Ser C                                   6.500          04/15/07                  2,896,796
         3,040   Mohawk Industries, Inc., Ser D                                   7.200          04/15/12                  3,340,671
                                                                                                                  ------------------
                                                                                                                           6,237,467
                                                                                                                  ------------------

                 TRANSPORTATION SERVICES    0.6%
         2,300   FedEx Corp.                                                      2.650          04/01/07                  2,232,198
           505   Hertz Corp.                                                      7.400          03/01/11                    490,377
         1,500   Hertz Corp.                                                      7.625          06/01/12                  1,456,839
                                                                                                                  ------------------
                                                                                                                           4,179,414
                                                                                                                  ------------------

                 WIRELESS COMMUNICATIONS    0.9%
         6,000   Verizon Wireless Capital LLC                                     5.375          12/15/06                  6,030,276
                                                                                                                  ------------------

                 WIRELINE COMMUNICATIONS    6.7%
         5,650   AT&T Corp.                                                       9.750          11/15/31                  6,977,750
         2,745   Cox Communications, Inc., 144A-Private
                 Placement                                                        4.625          01/15/10                  2,654,116
         4,465   Deutsche Telekom International Finance BV
                 (Netherlands)                                                    8.250          06/15/30                  5,619,645
         4,220   France Telecom SA (France)                                       8.500          03/01/31                  5,584,237
         6,000   SBC Communications, Inc.                                         4.125          09/15/09                  5,780,742
         2,955   SBC Communications, Inc.                                         6.150          09/15/34                  2,924,374
         1,500   Sprint Capital Corp.                                             7.125          01/30/06                  1,505,384
         6,650   Sprint Capital Corp.                                             6.125          11/15/08                  6,845,650
         2,080   Sprint Capital Corp.                                             8.750          03/15/32                  2,734,324
         1,900   Telecom Italia Capital, (Luxembourg)                             4.000          11/15/08                  1,842,669
         3,875   Telecom Italia Capital, (Luxembourg)                             4.000          01/15/10                  3,690,771
         1,000   Verizon Communications, Inc.                                     7.510          04/01/09                  1,067,001
           265   Verizon New England, Inc.                                        6.500          09/15/11                    271,605
                                                                                                                  ------------------
                                                                                                                          47,498,268
                                                                                                                  ------------------

TOTAL CORPORATE BONDS                                                                                                    595,102,692
                                                                                                                  ------------------

                 MORTGAGE BACKED SECURITIES    0.4%
         1,963   World Financial Property, 144A-Private
                 Placement (a)                                                    6.910          09/01/13                  2,064,500
           790   World Financial Property, 144A-Private
                 Placement (a)                                                    6.950          09/01/13                    830,967
                                                                                                                  ------------------

TOTAL MORTGAGE BACKED SECURITIES                                                                                           2,895,467
                                                                                                                  ------------------

                 GOVERNMENT OBLIGATIONS    12.4%
         5,575   United Mexican States (Mexico)                                   8.375          01/14/11                  6,375,013
         2,000   United Mexican States (Mexico)                                  10.375          02/17/09                  2,317,000
        13,150   United States Treasury Bonds                                     6.125          08/15/29                 15,630,524
        24,900   United States Treasury Bonds                                     6.375          08/15/27                 30,134,851
           500   United States Treasury Bonds                                     8.125          08/15/21                    682,285
        28,900   United States Treasury Bonds (STRIPS) (c)                        0.000          02/15/25                 11,448,533
         8,775   United States Treasury Bonds (STRIPS) (c)                        0.000          02/15/27                  3,176,278
        10,685   United States Treasury Notes                                     4.250          08/15/13                 10,506,368
         7,000   United States Treasury Notes                                     4.250          11/15/13                  6,876,408
                                                                                                                  ------------------

TOTAL GOVERNMENT OBLIGATIONS                                                                                              87,147,260
                                                                                                                  ------------------

TOTAL LONG-TERM INVESTMENTS    97.2%
   (Cost $685,553,648)                                                                                                   685,145,419
                                                                                                                  ------------------

SHORT-TERM INVESTMENTS    2.1%
REPURCHASE AGREEMENT    2.0%
                 State Street Bank & Trust Co. ($13,928,000 par
                 collateralized by U.S. Government obligations
                 in a pooled cash account, interest rate of
                 3.93%, dated 11/30/05, to be sold on 12/01/05
                 at $13,929,520)                                                                                          13,928,000
                                                                                                                  ------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS    0.1%
                 United States Treasury Bills ($650,000  par,
                 yielding 3.350%, 01/12/06 maturity) (d)                                                                     647,214
                                                                                                                  ------------------

TOTAL SHORT-TERM INVESTMENTS
   (Cost $14,575,459)                                                                                                     14,575,214
                                                                                                                  ------------------

TOTAL INVESTMENTS    99.3%
   (Cost $700,129,107)                                                                                                   699,720,633

OTHER ASSETS IN EXCESS OF LIABILITIES    0.7%                                                                              4,993,058
                                                                                                                  ------------------

NET ASSETS    100.0%                                                                                                    $704,713,691
                                                                                                                  ==================

                 Percentages are calculated as a percentage of net assets.
(a) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(b) Securities purchased on a when-issued or delayed delivery basis.
(c)              Interest only strip.
(d) All or a portion of these securities have been physically segregated in connection with open futures contracts.

FUTURES CONTRACTS OUTSTANDING AS OF NOVEMBER 30, 2005:

                                                                                                             UNREALIZED
                                                                                                           APPRECIATION/
                                                                                        CONTRACTS           DEPRECIATION
            LONG CONTRACTS:
             U.S. Treasury Bonds Futures, March 2006
             (Current Notional Value of $112,031 per
             contract)                                                                             346            $ (71,514)
             U.S. Treasury Notes 10-Year Futures,
             March 2006  (Current Notional Value of $108,531 per contract)                         622              (26,709)
                                                                                    -------------------  -------------------
                                                                                                   968              (98,223)
                                                                                    ===================  ===================

            SHORT CONTRACTS:
             U.S. Treasury Notes 2-Year Futures, March
             2006  (Current Notional Value of $205,094
             per contract)                                                                         599              (25,050)
             U.S. Treasury Notes 5-Year Futures, March
             2006  (Current Notional Value of $105,938
             per contract)                                                                         364               55,844
             U.S. Treasury Notes 2-Year Futures,
             December 2005  (Current Notional Value of
             $205,250 per contract)                                                                205                7,358
             U.S. Treasury Notes 5-Year Futures,
             December 2005  (Current Notional Value of
             $106,109 per contract)                                                                221               82,041
                                                                                    -------------------  -------------------
                                                                                                 1,389              120,193
                                                                                    ===================  ===================
                                                                                                 2,357            $  21,970
                                                                                    ===================  ===================

SWAP AGREEMENTS OUTSTANDING AT NOVEMBER 30, 2005:

CREDIT DEFAULT SWAPS

                                                                                                    NOTIONAL       UNREALIZED
                            REFERENCE            BUY/SELL        PAY/RECEIVE       EXPIRATION        AMOUNT       APPRECIATION/
    COUNTERPARTY              ENTITY            PROTECTION        FIXED RATE          DATE           (000)        DEPRECIATION
----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs          Country Wide
Capital Markets        Home Loans, Inc.           Sell                   0.63%        09/20/10        $ 2,000            $ 16,505

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Corporate Bond Fund

By: /s/ Ronald E. Robison
    ------------------------------
Name:  Ronald E. Robison
Title: Principal Executive Officer
Date: January 19, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ------------------------------
Name:  Ronald E. Robison
Title: Principal Executive Officer
Date: January 19, 2006

By: /s/ Phillip G. Goff
    ------------------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: January 19, 2006